Employee Costs - Schedule of Employee Benefits Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Wages, salaries, and benefits	$ 3,243.2	$ 2,644.6
Pension costs	93.5	77.3
Net share-based compensation	26.0	46.7
Total employee costs	3,362.7	2,768.6
Direct labor	2,039.9	1,672.8
Indirect labor	$ 1,322.8	$ 1,095.8